Annual Operating Expenses {- Fidelity® Series Small Cap Opportunities Fund} - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-10 - Fidelity® Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund-Default
Sep. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none